1
Bancroft Fund Ltd.
Schedule of Investments — June 30, 2025 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS — 84 .6%
Automotive: Parts and Accessories — 0 .7%
$ 1,000,000 Rivian Automotive Inc. ,
4.625% , 03/15/29 ............... $ 1,019,375
Business Services — 1 .7%
1,600,000 Live Nation Entertainment Inc. ,
2.875% , 01/15/30 ............... 1,744,000
700,000 Mirion Technologies Inc. ,
0.250% , 06/01/30 ............... 808,850
2,552,850
Communications Equipment — 2 .0%
2,000,000 Lumentum Holdings Inc. ,
1.500% , 12/15/29 ............... 3,072,000
Computer Software and Services — 17 .2%
Akamai Technologies Inc.
2,875,000 1.125% , 02/15/29 ............... 2,735,562
2,000,000 0.250% , 05/15/33 ............... 2,075,000
375,000 Bitdeer Technologies Group ,
4.875% , 07/01/31 ............... 362,625
2,000,000 Box Inc. ,
1.500% , 09/15/29 ............... 2,065,000
3,000,000 CSG Systems International Inc. ,
3.875% , 09/15/28 ............... 3,394,500
900,000 CyberArk Software Ltd. ,
Zero Coupon , 06/15/30 ........... 927,000
1,900,000 Nutanix Inc. ,
0.500% , 12/15/29 ............... 2,157,820
1,100,000 Pagaya Technologies Ltd. ,
6.125% , 10/01/29 ............... 1,953,050
840,000 PAR Technology Corp. ,
1.000% , 01/15/30 ............... 841,575
3,500,000 Parsons Corp. ,
2.625% , 03/01/29 ............... 3,738,000
2,500,000 Progress Software Corp. ,
3.500% , 03/01/30 ............... 2,903,750
900,000 Snowflake Inc. ,
Zero Coupon , 10/01/29 ........... 1,402,088
4,156,000 Veritone Inc. ,
1.750% , 11/15/26 ............... 1,745,520
26,301,490
Consumer Services — 2 .4%
550,000 MakeMyTrip Ltd. ,
Zero Coupon , 07/01/30 ........... 587,535
2,140,000 Uber Technologies Inc. , Ser. 2028 ,
0.875% , 12/01/28 ............... 3,063,410
3,650,945
Principal
Amount
Market
Value
Diversified Industrial — 1 .3%
$ 750,000 Enovix Corp. ,
3.000% , 05/01/28 ............... $ 726,750
1,000,000 PureCycle Technologies Inc. ,
7.250% , 08/15/30 ............... 1,258,000
1,984,750
Energy and Utilities — 18 .5%
Array Technologies Inc.
3,188,000 1.000% , 12/01/28 ............... 2,536,664
800,000 2.875% , 07/01/31 ............... 793,436
2,600,000 Bloom Energy Corp. ,
3.000% , 06/01/28 ............... 3,851,900
2,000,000 CMS Energy Corp. ,
3.375% , 05/01/28 ............... 2,131,000
900,000 FirstEnergy Corp. ,
3.875% , 01/15/31 ............... 912,600
2,000,000 Fluor Corp. ,
1.125% , 08/15/29 ............... 2,626,500
5,250,000 Nabors Industries Inc. ,
1.750% , 06/15/29 ............... 3,031,875
3,500,000 Northern Oil & Gas Inc. ,
3.625% , 04/15/29 ............... 3,661,875
3,000,000 PPL Capital Funding Inc. ,
2.875% , 03/15/28 ............... 3,247,658
2,000,000 TXNM Energy Inc. ,
5.750% , 06/01/54 ............... 2,601,244
2,450,000 WEC Energy Group Inc. ,
4.375% , 06/01/29 ............... 2,833,425
28,228,177
Financial Services — 11 .2%
4,350,000 Cardlytics Inc. ,
4.250% , 04/01/29 ............... 1,751,962
2,500,000 Cleanspark Inc. ,
Zero Coupon , 06/15/30 ........... 2,459,155
1,600,000 Coinbase Global Inc. ,
0.250% , 04/01/30 ............... 2,096,800
2,000,000 Galaxy Digital Holdings LP ,
2.500% , 12/01/29 ............... 2,460,005
1,500,000 Oddity Finance LLC ,
Zero Coupon , 06/15/30 ........... 1,630,596
1,150,000 Riot Platforms Inc. ,
0.750% , 01/15/30 ............... 1,196,000
1,500,000 SoFi Technologies Inc. ,
1.250% , 03/15/29 ............... 3,058,350
2,000,000 Vertex Inc. ,
0.750% , 05/01/29 ............... 2,401,036
17,053,904
Health Care — 14 .5%
1,000,000 Alnylam Pharmaceuticals Inc. ,
1.000% , 09/15/27 ............... 1,301,500

Bancroft Fund Ltd.
Schedule of Investments (Continued) — June 30, 2025 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Health Care (Continued)
$ 2,000,000 ANI Pharmaceuticals Inc. ,
2.250% , 09/01/29 ............... $ 2,269,065
2,250,000 Bridgebio Pharma Inc. ,
1.750% , 03/01/31 ............... 2,629,125
3,275,000 Evolent Health Inc. ,
3.500% , 12/01/29 ............... 2,795,715
2,250,000 Exact Sciences Corp. ,
2.000% , 03/01/30 ............... 2,283,750
2,400,000 Integer Holdings Corp. ,
1.875% , 03/15/30 ............... 2,505,600
940,000 Invacare Corp., Escrow ,
Zero Coupon , 05/08/28 (a) ......... 0
2,150,000 Jazz Investments I Ltd. ,
3.125% , 09/15/30 ............... 2,289,750
1,250,000 Pacira BioSciences Inc. ,
2.125% , 05/15/29 ............... 1,226,510
3,400,000 Sarepta Therapeutics Inc. ,
1.250% , 09/15/27 ............... 2,456,500
1,000,000 TransMedics Group Inc. ,
1.500% , 06/01/28 ............... 1,605,838
21,363,353
Metals and Mining — 2 .4%
2,150,000 MP Materials Corp. ,
3.000% , 03/01/30 ............... 3,731,325
Real Estate Investment Trusts — 4 .5%
3,000,000 Digital Realty Trust LP ,
1.875% , 11/15/29 ............... 3,161,700
3,000,000 Redfin Corp. ,
0.500% , 04/01/27 ............... 2,707,796
1,000,000 Redwood Trust Inc. ,
7.750% , 06/15/27 ............... 990,487
6,859,983
Retail — 1 .9%
2,300,000 Alibaba Group Holding Ltd. ,
0.500% , 06/01/31 ............... 2,941,296
Security Software — 0 .3%
380,000 Cloudflare Inc. ,
Zero Coupon , 06/15/30 ........... 410,970
Semiconductors — 5 .0%
3,000,000 indie Semiconductor Inc. ,
3.500% , 12/15/29 ............... 2,752,500
2,500,000 MKS Inc. ,
1.250% , 06/01/30 ............... 2,476,250
Principal
Amount
Market
Value
$ 1,750,000 OSI Systems Inc. ,
2.250% , 08/01/29 ............... $ 2,378,250
7,607,000
Telecommunications — 1 .0%
1,250,000 Applied Digital Corp. ,
2.750% , 06/01/30 ............... 1,626,949
TOTAL CONVERTIBLE CORPORATE
BONDS ....................... 129,154,367
CORPORATE BONDS — 0 .7%
Health Care — 0 .7%
1,000,000 ITRACHEALTH Corp. 8.00 6/30/27
CVT(PP) ,
8.000% , 06/30/27 ............... 1,000,000
Shares
CONVERTIBLE PREFERRED STOCKS — 0 .1%
Business Services — 0.0%
809,253 Amerivon Holdings LLC ,
4.000% (a) .................... 0
272,728 Amerivon Holdings LLC, common equity
units
(a) .......................... 3
3
Health Care — 0 .1%
28,911 Invacare Holdings Corp. , Ser. A ,
9.000% (a) .................... 173,466
TOTAL CONVERTIBLE PREFERRED
STOCKS ...................... 173,469
MANDATORY CONVERTIBLE SECURITIES (b) — 12 .4%
Aerospace and Defense — 1 .1%
25,050 The Boeing Co. ,
6.000% , 10/15/27 ............... 1,703,400
Computer Software and Services — 2 .2%
57,000 Hewlett Packard Enterprise Co. ,
7.625% , 09/01/27 ............... 3,356,160
Diversified Industrial — 1 .3%
33,600 Chart Industries Inc. , Ser. B ,
6.750% , 12/15/25 ............... 2,029,440
Energy and Utilities — 1 .3%
44,000 NextEra Energy Inc. ,
7.234% , 11/01/27 ............... 1,947,000
Financial Services — 3 .1%
47,000 Ares Management Corp. , Ser. B ,
6.750% , 10/01/27 ............... 2,491,000
18,000 KKR & Co. Inc. , Ser. D ,
6.250% , 03/01/28 ............... 964,800

Bancroft Fund Ltd.
Schedule of Investments (Continued) — June 30, 2025 (Unaudited)
Shares
Market
Value
MANDATORY CONVERTIBLE SECURITIES(b) (Continued)
Financial Services (Continued)
10,600 Shift4 Payments Inc. ,
6.000% , 05/01/28 ............... $ 1,221,120
4,676,920
Health Care — 1 .6%
30,000 BrightSpring Health Services Inc. ,
6.750% , 02/01/27 ............... 2,476,500
Semiconductors — 1 .8%
41,500 Microchip Technology Inc. ,
7.500% , 03/15/28 ............... 2,765,560
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................... 18,954,980
COMMON STOCKS — 0.0%
Health Care — 0.0%
12,938 Invacare Holdings Corp. † (a) .......... 0
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 2 .2%
$ 3,440,000 U.S. Treasury Bills,
4.229 % to 4.308% †† , 08/07/25 to
09/25/25 ...................... 3,407,286
TOTAL INVESTMENTS — 100 .0% .....
(Cost $ 143,276,865 ) ............. $ 152,690,102
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.